General information	9 Months Ended
Sep. 30, 2026
General information [Abstract]
General information
Note 1 – General information
DHT Holdings, Inc. (“DHT” or the “Company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange. The Company’s principal executive office is located at Richmond House, 12 Par-la-Ville Road, Hamilton HM 08, Bermuda. The Company is engaged in the ownership and operation of a fleet of crude oil carriers.
The unaudited interim condensed consolidated financial statements were approved by the Company’s Board of Directors (the “Board”) on November 6, 2026, and authorized for issue on November 9, 2026.